Basis of Presentation and Summary of significant accounting policies (Details Narrative)	3 Months Ended		9 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Jun. 30, 2023 USD ($)	Feb. 15, 2022 USD ($)
Product Information [Line Items]
Goodwill impairment loss		$ 3,060,034
Goodwill	$ 3,034,110		$ 3,034,110		$ 3,034,110	$ 6,100,000
Vendor Credit	858,456		0
CHINA
Product Information [Line Items]
Inventory	1,900,000		$ 1,900,000		$ 1,600,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | General Gardening Home Goods And Other Products And Accessories [Member]
Product Information [Line Items]
Concentration risk, percentage			78.30%	54.00%
Anivia Purchase Note [Member]
Product Information [Line Items]
Principal amount of the purchase note						3,500,000
Fair value of the purchase note						$ 3,600,000
Long term debt balance	$ 0		$ 0
China, Yuan Renminbi
Product Information [Line Items]
Translation rate at period end	7.2212		7.2212
Translation rate during period			7.2000